Cover	12 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Applied DNA Sciences, Inc
Entity Central Index Key	0000744452